SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	$ 431	$ 467	$ 418
Additions/ (Deductions)	(11)	13	59
Write-offs	(146)	(97)	(55)
Foreign Currency and Other	(20)	48	45
Balance at End of Period	254	431	467
Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	27	28	25
Additions/ (Deductions)	(7)	(2)	6
Write-offs	0	0	0
Foreign Currency and Other	(1)	0	(2)
Balance at End of Period	19	27	28
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	658	631	633
Additions/ (Deductions)	122	201	162
Write-offs	(199)	(183)	(148)
Foreign Currency and Other	(4)	9	(15)
Balance at End of Period	577	658	631
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	480	424	435
Additions/ (Deductions)	348	500	620
Write-offs	(480)	(456)	(629)
Foreign Currency and Other	(51)	12	(2)
Balance at End of Period	$ 298	$ 480	$ 424